Condensed Consolidated Balance Sheets (Current Period Unaudited) - USD ($)	Mar. 31, 2015	Dec. 31, 2014
Current assets:
Cash	$ 135,377	$ 61,542
Accounts receivable, net	62,386	118,456
Inventory	701,945	728,372
Prepaid expenses and other current assets	315,377	280,066
Total current assets	1,215,085	1,188,436
Property and equipment, net	350	699
Patents, net	1,144,342	1,131,327
Other assets, net	199,005	240,478
Total assets	2,558,782	2,560,940
Current liabilities:
Accounts payable	3,220,948	3,345,361
Accrued liabilities	204,793	104,229
Accrued warranty	934,088	938,466
Deferred revenue		15,450
Derivative liability – embedded conversion feature		129,598
Line of credit		500,000
Note payable – short-term	73,129	109,164
Convertible note and beneficial conversion feature – short-term	247,985	30,000
Total current liabilities	4,680,943	5,172,268
Convertible notes, less current portion (net of discount)		343,499
Total liabilities	4,680,943	5,515,767
Commitments and contingencies (Note 17)	0	0
Stockholders’ deficit:
Common stock, $0.001 par value; 500,000,000 shares authorized; 372,254,399 and 279,475,332 shares issued and outstanding as of March 31, 2015 and December 31, 2014, respectively	372,254	279,475
Additional paid-in capital	83,592,015	82,026,952
Accumulated deficit	(86,086,430)	(85,261,254)
Total stockholders’ deficit	(2,122,161)	(2,954,827)
Total liabilities and stockholders’ deficit	$ 2,558,782	$ 2,560,940